GEOGRAPHIC INFORMATION - Revenue and Long-Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue and Long-lived Assets by Geography
Revenue	$ 651,407	$ 639,770	$ 555,450	$ 544,642	$ 547,167	$ 541,493	$ 497,973	$ 464,625	$ 2,391,269	$ 2,051,258	$ 1,729,850
Long-lived assets (excluding goodwill and intangible assets)	107,799				101,065				107,799	101,065
United States
Revenue and Long-lived Assets by Geography
Revenue									1,121,957	972,747	872,977
Long-lived assets (excluding goodwill and intangible assets)	91,683				83,630				$ 91,683	83,630
United States | Revenue Benchmark | Geographic Concentration Risk
Revenue and Long-lived Assets by Geography
Concentration risk (percent)									10.00%
United States | Property, Plant and Equipment | Geographic Concentration Risk
Revenue and Long-lived Assets by Geography
Concentration risk (percent)									10.00%
All other countries
Revenue and Long-lived Assets by Geography
Revenue									$ 1,269,312	1,078,511	$ 856,873
Long-lived assets (excluding goodwill and intangible assets)	$ 16,116				$ 17,435				$ 16,116	$ 17,435